Revenue from Product Sales	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [Abstract]
Revenue from Product Sales
REVENUE FROM PRODUCT SALES

	US Dollars
Figures in millions	2019	2018	2017
Revenue consists of the following principal categories:
Gold income (note 2)	3,439	3,203	3,255
By-products (note 2)	86	133	139
Revenue from product sales	3,525	3,336	3,394